Risk Management - Disclosure of loans and advances at amortised cost by product (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Provisions	736	817
Expected credit losses held against contingent liabilities and commitments
Disclosure of financial assets [line items]
Provisions	420	473
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,860)	(4,514)
Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Loans and advances	195,054	185,247
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances	144,827	146,201
Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	132,689	133,262
Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(491)	(610)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	11,654	13,175
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,063)	(1,477)
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,904	3,781
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,866)	(1,930)
Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	4,956	8,002
Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,997	8,362	£ 11,798
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(41)	(360)	(393)
Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,537	7,257	10,458
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(8)	(11)	(12)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	150	389	362
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(28)	(25)
Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	310	716	978
Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(32)	(321)	(356)
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	19,749	24,511
Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	22,306	27,287	27,678
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,557)	(2,776)	(2,276)
Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	17,629	22,315	22,669
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(334)	(412)	(331)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	2,953	3,450	3,880
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(807)	(1,138)	(1,127)
Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,724	1,522	1,129
Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,416)	(1,226)	(818)
Retail other
Disclosure of financial assets [line items]
Loans and advances	3,918	3,366
Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,949	3,411	7,962
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(31)	(45)	(238)
Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,329	2,734	6,915
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5)	(8)	(38)
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	404	369	524
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(2)	(29)
Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	216	308	523
Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(25)	(35)	(171)
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	116,204	110,322
Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	116,995	111,158	111,545
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(791)	(836)	(872)
Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	107,194	100,956	100,121
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(144)	(179)	(304)
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	8,147	8,967	10,484
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(254)	(309)	(275)
Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,654	1,235	940
Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(393)	(348)	£ (293)
Other financial assets subject to impairment | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	169,600	158,800
Other financial assets subject to impairment | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(150)	(145)
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	168,300	158,500
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(17)	(14)
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,100	200
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(1)
Other assets | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	130	136
Other assets | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(126)	(130)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Loans and advances	£ 195,054	£ 185,247
Coverage ratio	1.70%	2.10%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 198,494	£ 189,288
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,440)	(4,041)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 179,266	£ 167,966
Coverage ratio	0.30%	0.40%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 179,766	£ 168,583
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(500)	(617)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 13,750	£ 15,430
Coverage ratio	7.20%	8.80%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 14,824	£ 16,924
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,074)	(1,494)
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 2,038	£ 1,851
Coverage ratio	47.80%	51.00%
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,904	£ 3,781
Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,866)	(1,930)
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances	£ 144,827	£ 146,201
Coverage ratio	2.30%	2.70%
Financial assets at amortised cost | Loans and advances at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 148,247	£ 150,218
Financial assets at amortised cost | Loans and advances at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,420)	(4,017)
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 132,198	£ 132,652
Coverage ratio	0.40%	0.50%
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 132,689	£ 133,262
Financial assets at amortised cost | Loans and advances at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(491)	(610)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,591	£ 11,698
Coverage ratio	9.10%	11.20%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 11,654	£ 13,175
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,063)	(1,477)
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 2,038	£ 1,851
Coverage ratio	47.80%	51.00%
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,904	£ 3,781
Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,866)	(1,930)
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 4,956	£ 8,002
Coverage ratio	0.80%	4.30%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,997	£ 8,362
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(41)	(360)
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 4,529	£ 7,246
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,537	£ 7,257
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(8)	(11)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 149	£ 361
Coverage ratio	0.70%	7.20%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 150	£ 389
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(28)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 278	£ 395
Coverage ratio	10.30%	44.80%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 310	£ 716
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(32)	(321)
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 19,749	£ 24,511
Coverage ratio	11.50%	10.20%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 22,306	£ 27,287
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,557)	(2,776)
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 17,295	£ 21,903
Coverage ratio	1.90%	1.80%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 17,629	£ 22,315
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(334)	(412)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,146	£ 2,312
Coverage ratio	27.30%	33.00%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,953	£ 3,450
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(807)	(1,138)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 308	£ 296
Coverage ratio	82.10%	80.60%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,724	£ 1,522
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,416)	(1,226)
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 3,918	£ 3,366
Coverage ratio	0.80%	1.30%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,949	£ 3,411
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(31)	(45)
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 3,324	£ 2,726
Coverage ratio	0.20%	0.30%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,329	£ 2,734
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5)	(8)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 403	£ 367
Coverage ratio	0.20%	0.50%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 404	£ 369
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(2)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 191	£ 273
Coverage ratio	11.60%	11.40%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 216	£ 308
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(25)	(35)
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 116,204	£ 110,322
Coverage ratio	0.70%	0.80%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 116,995	£ 111,158
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(791)	(836)
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 107,050	£ 100,777
Coverage ratio	0.10%	0.20%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 107,194	£ 100,956
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(144)	(179)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 7,893	£ 8,658
Coverage ratio	3.10%	3.40%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 8,147	£ 8,967
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(254)	(309)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 1,261	£ 887
Coverage ratio	23.80%	28.20%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,654	£ 1,235
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(393)	(348)
Financial assets at amortised cost | Debt securities at amortised cost
Disclosure of financial assets [line items]
Loans and advances	£ 50,227	£ 39,046
Coverage ratio	0.00%	0.10%
Financial assets at amortised cost | Debt securities at amortised cost | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 50,247	£ 39,070
Financial assets at amortised cost | Debt securities at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(20)	(24)
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 47,068	£ 35,314
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 47,077	£ 35,321
Financial assets at amortised cost | Debt securities at amortised cost | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(7)
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 3,159	£ 3,732
Coverage ratio	0.30%	0.50%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,170	£ 3,749
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(11)	(17)
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 12,944	£ 14,619
Coverage ratio	5.90%	7.20%
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 13,749	£ 15,761
Not past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(805)	(1,142)
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 9,785	£ 10,887
Coverage ratio	7.50%	9.40%
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,579	£ 12,012
Not past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(794)	(1,125)
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 8	£ 319
Coverage ratio	11.10%	6.70%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 9	£ 342
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(23)
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,897	£ 2,013
Coverage ratio	22.50%	28.60%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,449	£ 2,818
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(552)	(805)
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 176	£ 208
Coverage ratio	0.60%	1.00%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 177	£ 210
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1)	(2)
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 7,704	£ 8,347
Coverage ratio	3.00%	3.40%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 7,944	£ 8,642
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(240)	(295)
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 3,159	£ 3,732
Coverage ratio	0.30%	0.50%
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,170	£ 3,749
Not past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(11)	(17)
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 439	£ 435
Coverage ratio	20.20%	26.30%
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 550	£ 590
Not more than one month | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(111)	(155)
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 439	£ 435
Coverage ratio	20.20%	26.30%
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 550	£ 590
Not more than one month | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(111)	(155)
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 11
Coverage ratio	0.00%	21.40%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 14
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	(3)
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 151	£ 194
Coverage ratio	41.00%	42.80%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 256	£ 339
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(105)	(145)
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 157	£ 71
Coverage ratio	0.00%	0.00%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 157	£ 71
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 131	£ 159
Coverage ratio	4.40%	4.20%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 137	£ 166
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(6)	(7)
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Not more than one month | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 367	£ 376
Coverage ratio	30.10%	34.40%
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 525	£ 573
Greater than 30 days past due | Financial assets at amortised cost | Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(158)	(197)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 367	£ 376
Coverage ratio	30.10%	34.40%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 525	£ 573
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(158)	(197)
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 141	£ 31
Coverage ratio	0.00%	6.10%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 141	£ 33
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	(2)
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 98	£ 105
Coverage ratio	60.50%	64.20%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 248	£ 293
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(150)	(188)
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 70	£ 88
Coverage ratio	0.00%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 70	£ 88
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 58	£ 152
Coverage ratio	12.10%	4.40%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 66	£ 159
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(8)	(7)
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Greater than 30 days past due | Financial assets at amortised cost | Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0